INCOME TAXES (Schedule of Reconciliation of Income Tax Rate) (Details)	22 Months Ended
Feb. 28, 2013
INCOME TAXES [Abstract]
Statutory federal income taxes	34.00%
State taxes, net of federal benefits	5.00%
Valuation allowance	(39.00%)
Income tax rate